JPMorgan Europe Dynamic Fund
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%
Australia — 1.9%
Rio Tinto plc	140	13,577
Austria — 1.5%
BAWAG Group AG (a)	54	11,044
Belgium — 2.4%
Azelis Group NV	363	4,742
UCB SA	31	8,109
Umicore SA	190	4,737
		17,588
Denmark — 3.1%
Carlsberg A/S, Class B	108	15,888
Novo Nordisk A/S, Class B	131	6,180
		22,068
France — 12.9%
Air Liquide SA	74	14,612
Arkema SA	65	4,433
Capgemini SE	47	5,586
Engie SA	525	16,373
Gaztransport Et Technigaz SA	28	6,368
Pernod Ricard SA	59	4,581
Safran SA	45	17,719
Societe Generale SA	115	10,834
SPIE SA	195	10,449
Valeo SE (b)	125	2,167
		93,122
Germany — 13.5%
Allianz SE (Registered)	46	22,790
Bayer AG (Registered)	119	6,591
Bilfinger SE	28	2,639
Continental AG	100	8,342
Deutsche Boerse AG	38	11,549
Deutsche Post AG	131	8,718
Evonik Industries AG (b)	190	3,843
Nordex SE *	109	4,884
RWE AG	161	10,567
Salzgitter AG	34	2,059
Siemens Energy AG	63	10,747
SMA Solar Technology AG * (b)	72	4,449
		97,178
Italy — 4.9%
Danieli & C Officine Meccaniche SpA	87	4,442
Maire SpA	292	4,361
UniCredit SpA	142	13,408
Unipol Assicurazioni SpA (b)	407	12,747
		34,958

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — 14.7%
ABN AMRO Bank NV, CVA (a)	211	9,544
ASM International NV (b)	6	5,285
ASML Holding NV	22	35,968
ASR Nederland NV	126	10,273
Euronext NV (a)	64	11,765
ING Groep NV	483	16,986
Koninklijke Ahold Delhaize NV	225	8,940
Koninklijke Heijmans N.V., CVA	29	3,122
SBM Offshore NV	102	3,802
		105,685
Spain — 5.6%
Banco Santander SA	1,645	23,392
Indra Sistemas SA	120	7,933
Naturgy Energy Group SA	281	9,370
		40,695
Sweden — 1.9%
Asmodee Group AB, Class B *	307	4,785
Mycronic AB	50	1,639
Telia Co. AB	1,510	7,000
		13,424
Switzerland — 7.6%
Accelleron Industries AG	35	3,131
Cie Financiere Richemont SA (Registered)	59	13,898
Galderma Group AG	49	10,721
Nestle SA (Registered)	233	23,288
Temenos AG (Registered) (b)	45	3,789
		54,827
United Kingdom — 21.7%
Balfour Beatty plc	894	10,425
Barclays plc	1,540	10,584
British American Tobacco plc	218	13,207
Computacenter plc	88	5,433
Cranswick plc	101	7,262
Diploma plc	73	7,280
Games Workshop Group plc	26	6,869
GSK plc	444	11,547
Halma plc	113	5,387
International Consolidated Airlines Group SA	1,207	7,051
Keller Group plc	233	9,495
Mitie Group plc	1,265	3,529
NatWest Group plc	1,258	11,865
Next plc	47	9,433
Rolls-Royce Holdings plc	803	16,013

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Sage Group plc (The)	670	8,823
SSE plc	371	11,737
		155,940
United States — 6.0%
InterContinental Hotels Group plc	53	8,473
Sanofi SA	161	13,865
Shell plc	457	20,928
		43,266
Total Common Stocks (Cost $541,173)		703,372
Short-Term Investments — 3.2%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (c) (d) (Cost $17,856)	17,856	17,860
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d)(Cost $5,353)	5,353	5,353
Total Short-Term Investments (Cost $23,209)		23,213
Total Investments — 100.9% (Cost $564,382)		726,585
Liabilities in Excess of Other Assets — (0.9)%		(6,325)
NET ASSETS — 100.0%		720,260

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $4,975.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2026.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.8%
Pharmaceuticals	7.8
Insurance	6.3
Semiconductors & Semiconductor Equipment	5.7
Aerospace & Defense	4.6
Food Products	4.2
Chemicals	3.8
Construction & Engineering	3.8
Oil, Gas & Consumable Fuels	3.8
Capital Markets	3.2
Electrical Equipment	3.2
Beverages	2.8
IT Services	2.6
Commercial Services & Supplies	2.3
Multi-Utilities	2.3
Metals & Mining	2.1
Textiles, Apparel & Luxury Goods	1.9
Tobacco	1.8
Software	1.7
Trading Companies & Distributors	1.7
Electric Utilities	1.6
Leisure Products	1.6
Independent Power and Renewable Electricity Producers	1.5
Automobile Components	1.4
Broadline Retail	1.3
Gas Utilities	1.3
Consumer Staples Distribution & Retail	1.2
Air Freight & Logistics	1.2
Hotels, Restaurants & Leisure	1.2
Passenger Airlines	1.0
Electronic Equipment, Instruments & Components	1.0
Diversified Telecommunication Services	1.0
Others (each less than 1.0%)	1.1
Short-Term Investments	3.2

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	110	09/18/2026	EUR	8,099	162
FTSE 100 Index	30	09/18/2026	GBP	4,393	146
					308

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$13,577	$—	$13,577
Austria	—	11,044	—	11,044
Belgium	—	17,588	—	17,588
Denmark	—	22,068	—	22,068
France	—	93,122	—	93,122
Germany	—	97,178	—	97,178

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Italy	$—	$34,958	$—	$34,958
Netherlands	8,940	96,745	—	105,685
Spain	—	40,695	—	40,695
Sweden	—	13,424	—	13,424
Switzerland	—	54,827	—	54,827
United Kingdom	25,719	130,221	—	155,940
United States	—	43,266	—	43,266
Total Common Stocks	34,659	668,713	—	703,372
Short-Term Investments
Investment Companies	17,860	—	—	17,860
Investment of Cash Collateral from Securities Loaned	5,353	—	—	5,353
Total Short-Term Investments	23,213	—	—	23,213
Total Investments in Securities	$57,872	$668,713	$—	$726,585
Appreciation in Other Financial Instruments
Futures Contracts	$308	$—	$—	$308
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	$14,862	$233,509	$230,507	$(5)	$1	$17,860	17,856	$619	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	4,966	127,857	127,470	—	—	5,353	5,353	359	—
Total	$19,828	$361,366	$357,977	$(5)	$1	$23,213		$978	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.